Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Opportunities Fund	12/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the fourth and fifth paragraphs under the caption "The Investment Manager" in the "More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund are hereby deleted. Additionally, effective immediately, the caption "Portfolio Managers” and the information beneath it, in the same section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP156_07_004_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Inflation Protected Securities Fund	12/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Kennedy	Vice President, Client Portfolio Manager	Manager	2015
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager, and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Kennedy	Vice President, Client Portfolio Manager	Manager	2015
Mr. Kennedy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Kennedy began his investment career in 1985 and earned a B.A. from the College of the Holy Cross and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP165_07_002_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectuses, as supplemented, of each of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2016
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Conservative Portfolio	6/1/2016
Columbia Capital Allocation Moderate Portfolio	6/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the Summary Prospectus and in each Fund's summary section of the Prospectus is hereby superseded and replaced with the following:
For Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the fourth paragraph under the caption "Primary Service Providers - The Investment Manager" in the "More Information About the Funds" section of the Prospectus is hereby deleted.  Additionally, effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio	For Moderate Conservative Portfolio and Moderate Aggressive Portfolio
Jeffrey Knight, CFA	Senior Portfolio Manager, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010	2009
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
SUP124_01_006_(01/17)

Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP124_01_006_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Infrastructure Fund	9/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Santoro, CFA	Senior Portfolio Manager	Co-manager	2013
Craig Leopold, CFA	Senior Portfolio Manager	Co-manager	2013
Kirk Moore, CFA	Portfolio Manager, Vice President and Head of Global Fixed Income Research	Co-manager	2013
Tiffany Wade	Equity Analyst	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Santoro, CFA	Senior Portfolio Manager	Co-manager	2013
Craig Leopold, CFA	Senior Portfolio Manager	Co-manager	2013
Kirk Moore, CFA	Portfolio Manager, Vice President and Head of Global Fixed Income Research	Co-manager	2013
Tiffany Wade	Equity Analyst	Co-manager	January 2017
Mr. Santoro joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.
Mr. Leopold joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Leopold began his investment career in 1989 and earned a B.B.A. from Adelphi University and an M.B.A. from Fordham University.
Mr. Moore joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Moore began his investment career in 1990 and earned a B.A. from the University of Missouri and an M.B.A. from Washington University.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP213_04_003_(01/17)